PROPERTY AND EQUIPMENT - Disclosure of Property and Equipment (Details) - CAD ($)	12 Months Ended
	May 31, 2026	May 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	$ 4,109,459	$ 3,128,632
Balance at end of period	8,364,196	4,109,459
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	5,070,793	3,607,497
Additions	4,886,330	1,463,296
Transfers	0
Balance at end of period	9,957,123	5,070,793
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(961,334)	(478,865)
Charge for the year	631,593	482,469
Balance at end of period	(1,592,927)	(961,334)
Motor Vehicle [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	34,492	28,337
Balance at end of period	42,271	34,492
Motor Vehicle [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	58,469	40,005
Additions	25,000	18,464
Transfers	0
Balance at end of period	83,469	58,469
Motor Vehicle [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(23,977)	(11,668)
Charge for the year	17,221	12,309
Balance at end of period	(41,198)	(23,977)
Furniture & Fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	105,541	135,623
Balance at end of period	165,829	105,541
Furniture & Fixtures [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	184,744	179,246
Additions	105,562	5,498
Transfers	0
Balance at end of period	290,306	184,744
Furniture & Fixtures [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(79,203)	(43,623)
Charge for the year	45,274	35,580
Balance at end of period	(124,477)	(79,203)
Leasehold Improvement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	941,970	1,197,774
Balance at end of period	868,970	941,970
Leasehold Improvement [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	1,589,462	1,535,581
Additions	274,974	53,881
Transfers	0
Balance at end of period	1,864,436	1,589,462
Leasehold Improvement [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(647,492)	(337,807)
Charge for the year	347,974	309,685
Balance at end of period	(995,466)	(647,492)
Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	59,743	63,554
Balance at end of period	113,016	59,743
Computer Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	115,756	98,557
Additions	85,316	17,199
Transfers	0
Balance at end of period	201,072	115,756
Computer Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(56,013)	(35,003)
Charge for the year	32,043	21,010
Balance at end of period	(88,056)	(56,013)
Research Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	1,997,914	1,703,344
Balance at end of period	6,801,862	1,997,914
Research Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	2,152,563	1,754,108
Additions	335,848	398,455
Transfers	4,657,181
Balance at end of period	7,145,592	2,152,563
Research Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(154,649)	(50,764)
Charge for the year	189,081	103,885
Balance at end of period	(343,730)	(154,649)
Capital Work in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	969,799	0
Balance at end of period	372,248	969,799
Capital Work in Progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	969,799	0
Additions	4,059,630	969,799
Transfers	(4,657,181)
Balance at end of period	372,248	969,799
Capital Work in Progress [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	0	0
Charge for the year	0	0
Balance at end of period	$ 0	$ 0